Major Customers - Narrative (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Valero energy corporation
Revenue, Major Customer [Line Items]
Concentration risk, percentage	12.00%	10.00%
Royal dutch shell PLC
Revenue, Major Customer [Line Items]
Concentration risk, percentage			10.00%